UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 17, 2015 to February 18, 2015

Commission File Number of Issuing entity:	333-180779-11

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-180779

MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
CIBC Inc.
(Exact name of sponsors as specified in their charters

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-2087494
47-2098931
47-2108850
47-6535473
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7466
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑
A-2	☐	☐	☑
A-SB	☐	☐	☑
A-3	☐	☐	☑
A-4	☐	☐	☑
X-A	☐	☐	☑
A-S	☐	☐	☑
B	☐	☐	☑
PST	☐	☐	☑
C	☐	☐	☑

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?   Yes  ☑
No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On February 18, 2015 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 17, 2015 to February 18, 2015. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 13, 2015. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on February 12, 2015. The CIK number of Bank of America, National Association is 0001102113. CIBC Inc. filed its most recent Form ABS-15G on February 18, 2015. The CIK number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
In June 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008. According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint. The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs. The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount and equitable relief. In November 2014, the plaintiffs sought leave to voluntarily dismiss their original state court complaint and filed a substantially similar complaint in the United States District Court for the Southern District of New York. The federal civil complaint added a class action allegation and a change in the total number of named trusts to 843 RMBS trusts. In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court complaint was granted. Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 6. Significant Obligors of Pool Assets.
The TKG Retail Portfolio A Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18.

Based on the borrower's operating statement as of September 30, 2014, Loan 1341639 (ProSupp ID 1, The TKG Retail Portfolio A Mortgage Loan) has a Net Operating Income of $6,588,552.00
Item 8. Other Information
Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: January 16,2015	$0.00
Current Distribution Date: February 18,2015	$0.00

*REO Account Balance
Prior Distribution Date: January 16,2015	$0.00
Current Distribution Date: February 18,2015	$0.00

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: January 16,2015	$0.00
Current Distribution Date: February 18,2015	$0.02

Interest Reserve Account Balance
Prior Distribution Date: January 16,2015	$128,719.96
Current Distribution Date: February 18,2015	$257,397.79

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: January 16,2015	$0.00
Current Distribution Date: February 18,2015	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: January 16,2015	$0.00
Current Distribution Date: February 18,2015	$0.00

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, relating to the February 18, 2015 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: February 27, 2015	/s/ Stephen Holmes
Name: Stephen Holmes
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, relating to the February 18, 2015 distribution.